COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments, other commitments, liability, fiscal year maturity
Years Ending December 31,	Amount
2024	$15,105
2025	1,564
2026	143
Total contractual obligations	$16,812